Taxes (Tables)	6 Months Ended
Mar. 31, 2022
Taxes
Summary of reconciliation of statutory rate to the Company's effective tax rate

	For the six months ended March 31,
	2022	2021
China statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(17.3)%	(16.2)%
Research and development (“R&D”) tax credit	(4.3)%	(1.9)%
Effect of non-taxable government subsidy income	(0.7)%	(1.0)%
Non-PRC entities not subject to PRC tax	9.8%	9.2%
Change in valuation allowance	2.0%	0.9%
Others	1.7%	(0.7)%
Effective tax rate	16.2%	15.3%

Summary of provision for income tax

	For the six months ended March 31,
	2022	2021
Current income tax provision	$221,506	$125,904
Deferred income tax provision	(28,399)	5,999
Income tax provision	$193,107	$131,903

Summary of components of deferred tax liabilities and assets attributable to different tax

	March 31,	September 30,
	2022	2021
	(unaudited)
Deferred tax assets:

Net operating loss carryforwards	$67,591	$287,186
Allowance for doubtful accounts	29,490	29,209
Valuation allowance on net operating loss	(67,591)	(287,186)
Total	$29,490	$29,209

Deferred tax liabilities:
Accelerated depreciation of equipment	$70,280	$97,249
Total	$70,280	$97,249